Result for the Year - Profit Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Results for the Year [Abstract]
Antidilutive shares (in shares)	1,067,239	788,967	248,649